DEBT AND MORTGAGE-BACKED SECURITIES (Details 2) (USD $)	12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013
Fair Value
Less than 12 months, total	$ 20,066,601
12 months or more, total	2,891,808
Total	22,958,409
Unrealized Losses
Less than 12 months, total	28,630
12 months or more, total	33,192
Total	61,822
Unrealized Losses
Total	47,554	55,302
Carrying values of debt and mortgage-backed securities available for sale and held to maturity	35,200,000	42,700,000
U S Government Sponsored Enterprises Debt Securities [Member]
Unrealized Losses
Total	47,554	55,302
U S Government Sponsored Enterprises Debt Securities [Member] | Available-for-sale Securities [Member]
Fair Value
Less than 12 months	4,999,806	19,203,205
12 months or more	2,891,808
Total	7,891,614	19,203,205
Unrealized Losses
Less than 12 months	14,362	55,302
12 months or more	33,192
Total	47,554	55,302
U S Government Sponsored Enterprises Debt Securities [Member] | Held-to-maturity Securities [Member]
Fair Value
Less than 12 months	15,064,137
Total	15,064,137
Unrealized Losses
Less than 12 months	14,267
Total	14,267
Government National Mortgage Association Certificates And Obligations G N M A [Member] | Held-to-maturity Securities [Member]
Fair Value
Less than 12 months	2,658
Total	2,658
Unrealized Losses
Less than 12 months	1
Total	$ 1